LORD ABBETT SECURITIES TRUST

Lord Abbett Global Equity Research Fund

Supplement dated December 17, 2019 to the

Prospectus and Statement of Additional Information dated March 1, 2019, as supplemented

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 35 of the prospectus:

Portfolio Manager/Title	Member of the Portfolio Management Team Since
Servesh Tiwari, Portfolio Manager	2019
Ryan C. Howard, Portfolio Manager	2019

The following paragraph replaces the fourth paragraph under “Management and Organization of the Funds – Portfolio Managers” on page 209 of the prospectus:

Global Equity Research Fund. Servesh Tiwari, Portfolio Manager, heads the Fund’s team. Mr. Tiwari joined Lord Abbett in 2015 and has been a member of the investment team since 2019. Assisting Mr. Tiwari is Ryan C. Howard, Portfolio Manager. Mr. Howard joined Lord Abbett in 2003 and has been a member of the team since 2019. Mr. Tiwari was formerly a Vice President at Goldman Sachs from 2007 to 2015. Messrs. Tiwari and Howard are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Other Accounts Managed” beginning on page 7-1 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Global Equity Research Fund
Servesh Tiwari[1]	2	8,372.1	0	0	0	0
Ryan C. Howard[2]	1	738.5	0	0	0	0
[1] Data is as of November 29, 2019. [2] Data is as of October 31, 2018.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Holdings of Portfolio Managers” beginning on page 7-3 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
Global Equity Research Fund[1]
Servesh Tiwari	$0
Ryan C. Howard	$0
[1] Data is as of November 29, 2019.

Please retain this document for your future reference.